Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Disclosure of inventory

	December 31,	December 31,
As at	2025	2024
Manufactured products	$315	$344
Logs and other raw materials	266	255
Materials and supplies	247	245
	$828	$844